Discontinued Operations	6 Months Ended
Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

3. Discontinued Operations

Following the announcement of the Company on November 13, 2023, of its intention to shift its business focus towards liquified natural gas and energy transition shipping and gradually divest from its non-core assets, the Company entered into 12 memoranda of agreement (“MOA”) with third parties for the disposal of 12 container carrier vessels. The Company determined that the assets and liabilities, results of operations and cash flows of the 12 container carrier vessels met the criteria to be reported in discontinued operations. The container carrier vessels that the Company sold following the announcement are listed below.

Name of Vessel	Type	Twenty-foot Equivalent Unit (“TEU”)	Memorandum of Agreement Date	Delivery
M/V Akadimos	Neo Panamax Container Vessel	9,288	January 31, 2024	March 8, 2024
M/V Long Beach Express	Panamax Container Vessel	5,089	December 15, 2023	February 26, 2024
M/V Seattle Express	Panamax Container Vessel	5,089	February 14, 2024	April 26, 2024
M/V Fos Express	Panamax Container Vessel	5,089	February 14, 2024	May 3, 2024
M/V Athenian	Neo Panamax Container Vessel	9,954	March 1, 2024	April 22, 2024
M/V Athos	Neo Panamax Container Vessel	9,954	March 1, 2024	April 22, 2024
M/V Aristomenis	Neo Panamax Container Vessel	9,954	March 1, 2024	May 3, 2024
M/V Hyundai Premium	Neo Panamax Container Vessel	5,023	September 12, 2024	November 22, 2024
M/V Hyundai Paramount	Neo Panamax Container Vessel	5,023	September 12, 2024	December 20, 2024
M/V Hyundai Prestige	Neo Panamax Container Vessel	5,023	September 12, 2024	December 5, 2024
M/V Hyundai Privilege	Neo Panamax Container Vessel	5,023	September 12, 2024	January 10, 2025
M/V Hyundai Platinum	Neo Panamax Container Vessel	5,023	September 12, 2024	March 10, 2025

Summarized selected operating results of the discontinued operations for the six-month periods ended June 30, 2025 and 2024 are as follows:

	For the six-month periods ended June 30,
	2025	2024
Revenues	$2,482	$43,913
Expenses / (income), net:
Voyage expenses	35	988
Vessel operating expenses	1,065	11,121
Vessel operating expenses - related party	90	1,635
Vessel depreciation and amortization	—	8,765
Gain on sale of vessels	(46,213)	(31,602)
Operating income, net	47,505	53,006
Other income / (expense), net:
Interest expense and finance cost (including $152 to related party, for the six-month period ended June 30, 2024)	(1)	(2,977)
Other income, net	242	126
Total other income / (expense), net	241	(2,851)
Net income from discontinued operations	$47,746	$50,155

3. Discontinued Operations – Continued

Summarized selected balance sheet information from discontinued operations as of June 30, 2025 and December 31, 2024, was as follows:

	As of June 30, 2025	As of December 31, 2024
Cash and cash equivalents	$4	$38
Trade accounts receivable, net	770	636
Prepayments and other assets	480	907
Claims	49	49
Assets held for sale	—	71,720
Total current assets of discontinued operations	1,303	73,350
Trade accounts payable	9,741	3,026
Accrued liabilities	7,013	12,443
Deferred revenue	—	903
Total current liabilities of discontinued operations	$16,754	$16,372

As of June 30, 2025, the Company disposed the remaining two of the 12 container carrier vessels agreed to sell. The M/V Hyundai Privilege and the M/V Hyundai Platinum were disposed of on January 10, 2025 and March 10, 2025, respectively.

For the six-month period ended June 30, 2025, the Company recognized a gain on sale of vessels from discontinued operations which is analyzed as follows:

Vessel	Sale price	Carrying value on sale	Other sale expenses	Gain on sale
M/V Hyundai Privilege	60,650	(35,646)	(1,825)	23,179
M/V Hyundai Platinum	60,650	(35,791)	(1,825)	23,034
Total	$121,300	$(71,437)	$(3,650)	$46,213